Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jun. 07, 2022 USD ($)	Sep. 03, 2020 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units			6,467,898	6,467,898	5,748,524	5,748,524	4,344,192	4,344,192
Stock repurchased during period value | ¥			¥ 212,195		¥ 395,846		¥ 862,865
Maximum [Member]
Class of Stock [Line Items]
Share repurchase program, authorized amount | $	$ 200,000	$ 300,000
Stock repurchase program period in force	24 months	12 months
Class A Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period shares			8,354,042	8,354,042	23,978,072	23,978,072	21,124,816	21,124,816
Stock repurchased during period value			¥ 212,195	$ 29,378	¥ 395,846	$ 56,714	¥ 862,865	$ 133,395
ADS [Member]
Class of Stock [Line Items]
Weighted average price of per ADS for repurchase share | $ / shares				$ 7.01		$ 4.71		$ 12.61